Goodwill, Software and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2011
Goodwill, Software and Other Intangible Assets
Schedule of Goodwill

	2010
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2009	¥34,193	¥375,346	¥41,507	¥2,571	¥453,617
Goodwill acquired during year	4,219	43,801	2,713	—	50,733
Impairment losses	—	—	(3,750)	—	(3,750)
Foreign currency translation adjustments	969	250	752	—	1,971
Other	—	—	(2,741)	—	(2,741)

Balance at March 31, 2010	¥39,381	¥419,397	¥38,481	¥2,571	¥499,830

	2011
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2010	¥39,381	¥419,397	¥38,481	¥2,571	¥499,830
Goodwill acquired during year	157,399	10,852	94,551	—	262,802
Impairment losses	—	—	(1,912)	—	(1,912)
Foreign currency translation adjustments	(4,910)	(3,120)	(4,569)	—	(12,599)
Other	—	(595)	—	—	(595)

Balance at March 31, 2011	¥191,870	¥426,534	¥126,551	¥2,571	¥747,526

Schedule of the Major Components of Intangible Assets

	2010	2011
	Millions of yen
Amortizable intangible assets:
Computer software	¥4,977,974	¥5,306,474
Rights to use utility facilities	335,275	334,520
Other	114,593	264,260
Accumulated amortization	(3,980,624)	(4,317,440)

Total amortizable intangible assets	1,447,218	1,587,814

Non-amortizable intangible assets:
Trademarks and trade names	6,723	29,671

Total non-amortizable intangible assets	6,723	29,671

Total	¥1,453,941	¥1,617,485

Schedule of Expected Amortization Expense

Fiscal year ending March 31	Millions of yen
2012	¥460,046
2013	356,458
2014	267,789
2015	190,419
2016	111,961